Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property, Plant and Equipment
5.	Property, Plant and Equipment

The Company’s property, plant and equipment balances are as follows:

	As of December 31,		Useful Life (in years)
	2012	2011
Land and land improvements	$1,726	$1,598
Buildings	9,077	8,489	20
Machinery and equipment	55,175	42,715	12
Information technology	4,477	2,462	5
Motor vehicles	2,521	1,403	5
Leasehold improvements	1,083	127
Construction-in-process	13,324	10,279

Gross property, plant and equipment	87,383	67,073
Accumulated depreciation	(16,256)	(9,517)

Property, plant and equipment, net	$71,127	$57,556

Leasehold improvements are amortized over the lesser of their useful lives or the remaining lease term.

The Company capitalized interest relating to the construction of long-term assets in the amount of $557 in 2011. No interest was capitalized in 2012 or 2010.